Average Annual Total Returns - FidelityBlueChipValueFund-AMCIZPro - FidelityBlueChipValueFund-AMCIZPro - Fidelity Blue Chip Value Fund	Feb. 10, 2025
Fidelity Advisor Blue Chip Value Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	4.84%
Past 5 years	6.31%
Past 10 years	6.58%
Fidelity Advisor Blue Chip Value Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	2.73%
Past 5 years	5.44%
Past 10 years	5.94%
Fidelity Advisor Blue Chip Value Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.44%
Past 5 years	4.90%
Past 10 years	5.23%
RS005
Average Annual Return:
Past 1 year	14.37%
Past 5 years	8.68%
Past 10 years	8.49%
RS001
Average Annual Return:
Past 1 year	24.51%
Past 5 years	14.28%
Past 10 years	12.87%